SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

As of December 31, 2021, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive:

Shares from the conversion of Series B Preferred Stock not inclusive of accrued dividends	235,774
Shares from common stock options	27,815
Shares from common stock warrants	37,083
Shares from conversion of convertible notes not inclusive of accrued interest	75,625
Shares from the conversion of debentures	5,469
Shares from the conversion of redeemable convertible preferred stock (based upon an assumed conversion price at December 31, 2021 of $6.40 per share; inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions)	108,231

As of December 31, 2020, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive:

Shares from the conversion of Series B Preferred Stock	43,906
Shares from the conversion of Series E-1 Preferred Stock	191,250
Shares from common stock options	11,715
Shares from common stock warrants	1,154
Shares from the conversion of debentures	15,625
Shares that may be converted from Bridge Notes (based upon an assumed conversion price at December 31, 2020 of $8.80 per share)	164,468
Shares from the conversion of redeemable convertible preferred stock (based upon an assumed conversion price at December 31, 2020 of $8.80 per share; inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions)	68,182